                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 2001
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Oakmont Corporation
                 -------------------------------
   Address:      865 S. Figueroa St.
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kashif Sheikh
         -------------------------------
Title:    CFO
         -------------------------------
Phone:    (213) 891-6339
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Kashif Sheikh                   Los Angeles, CA     May 1, 2001
-------------------------------    -----------------   -------------
Kashif Sheikh                       [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                 OAKMONT CORP.
                                    FORM 13F
                                 OAKMONT CORP.
                                 MARCH 30, 2001

                                                                                    MARKET
                      SECURITY                           CUSIP      QUANTITY         VALUE
-----------------------------------------------------  ----------   ---------   ---------------
COMMON STOCK
  AIRTRAN HOLDINGS INC.                                             1,599,000     12,536,160.00
  ALLERGAN, INC.                                        018490102      75,000      5,561,250.00
  APACHE CORP.                                          037411105       4,000        230,440.00
  APEX MORTGAGE CAPITAL                                 030564101      51,666        488,243.70
  ARIBA INC.                                                           10,121         80,019.16
  BOEING CORPORATION                                    097023105     410,000     22,841,100.00
  BURLINGTON RESOURCES                                  122014103     435,000     19,466,250.00
  DELPHI FINANCIAL GROUP, INC.                          247131105     470,508     13,927,044.80
  EDISON SCHOOLS                                                      740,000     14,985,000.00
  ENRN OIL & GAS CO.                                                    7,500        309,225.00
  ENRON                                                 293561106     723,070     42,010,367.00
  FREEPORT MCMORAN COPPER & GOLD CLASSA                 35671D105       7,752         91,086.00
  FREEPORT MCMORAN COPPER & GOLD CLASSB                 35671D857      82,463      1,076,142.15
  FUELCELL ENERGY INC.                                                 88,500      4,469,250.00
  I2 TECHNOLOGIES                                       465754109      96,200      1,394,900.00
  INVESTORS FINANCIAL SERVICES                                      1,925,598    112,888,182.75
  MCMORAN EXPLORATION CO.                               582411104      12,895        181,181.07
  METROMEDIA FIBER NETWORK INC.                         591689104     468,250      2,566,010.00
  MORGAN STANLEY DEAN WITTER                            617446448      93,200      4,986,200.00
  PHYSIOMETRIX INC.                                                    11,200         60,200.00
  PROBUSINESS SERVICES                                  742674104     599,367     13,148,613.56
  RATIONAL SOFTWARE CORP.                               75409P202         694         12,318.50
  SEI INVESTMENTS CO.                                   784117103     170,000      5,301,875.00
  SELETICA INC.                                                        14,852         77,230.40
  SIEBEL SYSTEMS INC.                                   826170102      84,800      2,306,560.00


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
                                 OAKMONT CORP.
                                    FORM 13F
                                 OAKMONT CORP.
                                 MARCH 30, 2001

                                                                                    MARKET
                      SECURITY                           CUSIP      QUANTITY         VALUE
-----------------------------------------------------  ----------   ---------   ---------------
  STRATUS PROPERTIES                                    863167102     185,510      1,344,947.50
  SUN MICROSYSTEMS                                      866810104       1,337         20,549.69
  SUPERGEN INC.                                                         8,000         82,500.00
  SYNTROLEUM CORPORATION                                            1,137,600     16,424,100.00
  TIFFANY                                               886547108      65,000      1,771,250.00
                                                                                ---------------
                                                                                 300,638,196.38
LIMITED PARTNERSHIP DISTRIBUTIONS
  COMPUGEN                                                            122,825        418,372.66
                                                                                ---------------
                                                                                     418,372.66

CONVERTIBLE PREFERRED
  TRANS WORLD AIR SERIES 144A                           893349753     110,000              0.00

CONVERTIBLE BONDS
  ASIA PULP & PAPER COMPANY CONVERTIBLE BOND
  144A 3.5% 4/30/03
  3.500% Due 04-30-03                                   00202paa8     185,000      1,850,000.00

OTHER ASSETS
  WESTWAY II CLASS                                      961691af9   5,000,000      5,000,000.00
                                                                                ---------------
                                                                                   5,000,000.00

                                 OAKMONT CORP.
                                    FORM 13F
                                 OAKMONT CORP.
                                 MARCH 30, 2001

                                                                                    MARKET
                      SECURITY                           CUSIP      QUANTITY         VALUE
-----------------------------------------------------  ----------   ---------   ---------------
CANADIAN COMMON STOCK
  ANDERSON EXPLOR LTD                                                 459,000     10,400,384.61
  BONAVISTA PETROLEUM LTD                                              73,100      1,415,095.38
  Canadian Hunter Expl                                  136046109     358,500      9,169,859.98
  PARAMOUNT RESOURCES LTD                                              65,200        612,460.11
  RIO ALTO EXPLORATION, LTD                                           116,600      2,206,119.46
                                                                                ---------------
                                                                                  23,803,919.35
MEXICAN COMMON STOCK
  CORPORATION GEO S.A. - SER B                                        802,200        694,394.97
  JUGOS DEL VALLE S.A. - SER B                                      1,074,265        488,224.86
                                                                                ---------------
                                                                                   1,182,619.83
RESTRICTED COMMON STOCK
  INKTOMI CORP                                                            662          4,402.30
  SELECTICA 144K                                                        2,902         15,090.40
                                                                                ---------------
                                                                                      19,492.70
TOTAL PORTFOLIO                                                                  332,912,601.11
                                                                                 ==============

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